Convertible Notes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		9 Months Ended
	Apr. 07, 2022	Apr. 05, 2022	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Feb. 09, 2023
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 21,200				$ 11,400		$ 11,400
Senior convertible bond par value percentage		85.00%
Conversion price per share		$ 7.25				$ 6.8757		$ 6.8757		$ 8.2508
Convertible bonds, Conversion price percentage		20.00%
Reset down term one		12 months
Reset down term two		24 months
Reset down term three		36 months
Repayment of deferred amortization percentage		100.00%
Amount of Cash Amortization Payment			$ 1,400		$ 1,400
Principal of Amount of Cash Amortization			1,100		1,100
Amount of Cash Amortization, Interest Payment			$ 300		$ 300
Debt Instrument, Periodic Payment, Interest				$ 300
Principal Amount Outstanding of Cash Amortization								$ 19,000
Proceeds from Notes Payable	$ 18,000
Debt Instrument, Interest Rate, Effective Percentage		5.50%
Fair value adjustment to convertible Debt						$ 1,168	$ 0	1,898	$ 0
American Depository Shares [Member]
Debt Instrument [Line Items]
Conversion price per share		$ 8.70
Instrument Specific Credit Risk [Member]
Debt Instrument [Line Items]
Fair value adjustment to convertible Debt						600		100
Non Instrument Specific Credit Risk [Member]
Debt Instrument [Line Items]
Fair value adjustment to convertible Debt						$ 1,200		$ 1,900